PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Plan Assets (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	1.76%	1.79%
Actual return on plan asset	Rp 839	Rp 329
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,085	527
Equity-based mutual fund	1,035	569
Total	12,564	12,420
Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	398	358
Total	398	358
Financials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	1,368	1,254
Consumer non-cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	114	100
Basic material | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	264	256
Infrastructure | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	598	574
Energy | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	221	171
Technology | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	63	24
Industrials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	185	274
Consumer cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	457	483
Properties and real estate | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	95	93
Healthcare | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	233	232
Transportation and logistic | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	3	5
Government bonds | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	82
Mutual funds | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	6,761	7,858
Series B shares
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 228	Rp 229